Capital Management and Risk Policies - Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	$ 15,892,268
Mortgage Loans	15,052,635
Pledge Loans	3,208,665
Personal Loans	27,645,893
Credit Card Loans	149,459,966
Financial Leases	2,225,646
Overdrafts	75,080,343
Pre-financing export loans	53,937,131
Others	88,747,362
Public Securities	2,336,588
Total as of December 31, 2019	433,586,497
Loss allowance [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	315,666
Mortgage Loans	895,613
Pledge Loans	55,338
Personal Loans	3,077,729
Credit Card Loans	13,886,647
Financial Leases	62,010
Overdrafts	5,431,272
Pre-financing export loans	241,621
Others	2,148,550
Public Securities	28,657
Total as of December 31, 2019	26,143,103
Gross carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	15,576,602
Mortgage Loans	14,157,022
Pledge Loans	3,153,327
Personal Loans	24,568,164
Credit Card Loans	135,573,319
Financial Leases	2,163,636
Overdrafts	69,649,071
Pre-financing export loans	53,695,510
Others	86,598,812
Public Securities	2,307,931
Total as of December 31, 2019	407,443,394
Collateral's Fair Value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Mortgage Loans	38,775,957
Pledge Loans	1,959,793
Others	4,599,439
Total as of December 31, 2019	$ 45,335,189